BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 8:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)

Numerator:

Net loss	$(58,346)	$(93,210)
Preferred share accrued cumulative dividend rights	-	(5,044)

Total loss attributable to ordinary shares	$(58,346)	$(98,254)

Denominator:

	134,607,839	71,458,394

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 20,096,766 outstanding options to purchase Ordinary Shares and unvested RSUs as of June 30, 2022.

b.

16,231,241 warrants, 2,402,178 sponsors earnout shares, 19,570,523 outstanding options to purchase Ordinary Shares and unvested RSUs as of June 30, 2021 (in addition to 70,618,999 underlying the Company’s Preferred Shares that were outstanding prior to April 5, 2021).